HOLDING COMPANY ONLY FINANCIAL STATEMENTS (STATEMENTS OF OPERATIONS) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2012
Condensed Financial Statements, Captions [Line Items]
Total Interest and Dividend Income	$ 4,604	$ 2,883	$ 2,865	$ 3,043	$ 12,558	$ 8,707	$ 11,750	$ 12,983
Non interest expense	3,431	2,839	2,231	2,105	11,436	6,438	8,543	8,133
Income tax expense as previously reported	289	16	144	161	347	722	883	407
Income (loss) before income taxes	1,172	(144)	542	595	1,316	2,444	3,039	1,986
Net income (loss)	883	(160)	398	434	969	1,722	2,156	1,579
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Interest and dividend income		21		22			85	92
Total Interest and Dividend Income		21		22			85	92
Non interest expense		664		122			811	482
Net loss before equity in undistributed income of subsidiary		(535)		(66)			(479)	(257)
Equity in undistributed income of subsidiary		375		500			2,635	1,836
Income tax expense as previously reported		(108)		(34)			(247)	(133)
Income (loss) before income taxes		(643)		(100)			(726)	(390)
Net income (loss)		$ (160)		$ 434			$ 2,156	$ 1,579